Derivative Liabilities	12 Months Ended
Dec. 31, 2013
Derivative Instruments [Abstract]
Derivative Instruments
4.      Derivative Liabilities

Effective January 1, 2009, the Company adopted ASC Topic 815-40, "Derivatives and Hedging" (ASC 815-40). One of the conclusions reached under ASC 815-40 was that an equity-linked financial instrument would not be considered indexed to the entity's own stock if the strike price is denominated in a currency other than the issuer's functional currency. The conclusion reached under ASC 815-40 clarified the accounting treatment for these and certain other financial instruments. ASC 815-40 specifies that a contract would not be treated as a derivative if it met the following conditions: (a) indexed to the Company's own stock; and (b) classified in shareholders' equity in the Company's statement of financial position. The Company's outstanding warrants denominated in Canadian dollars are not considered to be indexed to its own stock because the exercise price is denominated in Canadian dollars and the Company's functional currency is United States dollars. Therefore, these warrants have been treated as derivative financial instruments and recorded at their fair value as a liability. All other outstanding convertible instruments are considered to be indexed to the Company's stock, because their exercise price is denominated in the same currency as the Company's functional currency, and are included in stockholders' deficiency.

The Company's derivative instruments include warrants to purchase 18,035 shares, the exercise prices for which are denominated in a currency other than the Company's functional currency, as follows:
•	Warrants to purchase 13,337 shares at CAD$1.44 per whole share that expire on April 30, 2015; and
•	Warrants to purchase 4,698 shares exercisable at CAD$1.44 per whole share that expire on March 29, 2016.

These warrants have been recorded at their fair value as a liability at issuance and will continue to be re-measured at fair value as a liability at each subsequent balance sheet date. Any change in value between reporting periods will be recorded as unrealized gain/(loss). These warrants will continue to be reported as a liability until such time as they are exercised or expire. The fair value of these warrants is estimated using the Black-Scholes option-pricing model.

As of December 31, 2013, the fair value of the warrants expiring April 30, 2015 and March 29, 2016 was determined to be $2,015 and $794 respectively (December 31, 2012 – warrants expiring April 30, 2015, fair value of $4,698, March 29, 2016, fair value of $1,847), and the gain on these warrants for the twelve months ended December 31, 2013 was $2,683 and $1,052, respectively (December 31, 2012 - warrants expiring April 30, 2015, loss of $1,026; March 29, 2016, gain of $507). There is no cash flow impact for these derivatives until the warrants are exercised. If these warrants are exercised, the Company will receive the proceeds from the exercise at the current exchange rate at the time of exercise.

Gain/(Loss) on Derivative Instruments	Twelve months ended December 31, 2013	Twelve months ended December 31, 2012
Warrant expiring April 15, 2015	2,683	(1,026)
Warrant expiring March 29, 2016	1,052	(507)
Rights offering derivative	-	-
Options to contractors	42	(30)
Total	3,777	(1,563)

During the fiscal year ended December 31, 2011, the Company issued 108 options to contractors with a Canadian dollar denominated strike price. Consequently, the Company now has derivatives relating to these options since the strike price is denominated in a currency other than the US dollar functional currency of the Company. While there is an exception to this rule for employees in ASU 2010-13 "Compensation-Stock Compensation (Topic 718):Effect of Denominating the exercise price of a share based payment award in the currency of the market in which the underlying equity security trades", no such exception exists for contractors. These options will be marked to market until the earlier of their expiry or exercise. The fair value of these options at December 31, 2013 and December 31, 2012 was $54 and $96 respectively. The gain for the twelve months ended December 31, 2013 and December 31, 2012 was $42 and a loss of $30 respectively.